ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE D — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are as follows:

	June 30,	September 30,
	2025	2024
	(unaudited)
Accounts payable	$614,759	$1,138,187
Accrued salaries payable	902,328	480,760
Other accrued expenses	47,620	118,419
Total	$1,564,707	$1,737,366

Included in accrued salaries and payable is $287,500 for severance payments to be made for former employees from the June 30, 2025 workforce reduction disclosed in Note A above.  This $287,500 was recorded to the following accounts within the condensed consolidated statement of operations for the three and nine-month periods ended June 30, 2025; $97,111 in net loss from discontinued operations, $112,481 to selling, general and administrative expenses, and $77,908 to cost of product revenues.

NOTE F – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at September 30, 2024 and 2023 are as follows:

	2024	2023
Accounts payable	$1,165,727	$1,072,161
Accrued salaries payable	509,281	1,138,235
Other accrued expenses	118,419	59,992
Total	$1,793,427	$2,270,388